OTHER ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
OTHER ASSETS
Related-party receivables		R$ 26,471	R$ 115,400
Sale of real estate and other receivables		473,091	255,317
Advances to employees and suppliers		55,522	60,811
Surplus from post-employment benefit plans	[1]	182,907	157,046
Indemnification assets recognised as of acquisition date		141,610	133,038
Assets held for sale	[2]	8,761	0
Subletting of assets and other amounts to be realized		16,866	7,364
Total		905,228	728,976
Current		419,300	360,141
Non-current		485,928	368,835
Total for all joint ventures
OTHER ASSETS
Gains (losses) on disposals of investments		128,750
Total for all joint ventures | Joint control
OTHER ASSETS
Distribution of PBS - A surplus		179,493	R$ 153,714
Gains (losses) on disposals of investments		R$ 128,750

[1]	On December 31, 2025 and 2024, it includes the amounts of R$179,493 and R$153,714, respectively, referring to the distribution of the PBS-A surplus.
[2]	These refer to the residual cost of properties classified as available for sale in their current condition, in the process of formalizing the purchase and sale agreement. Depreciation of these properties ceased as of the date of reclassification of property and equipment.